CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jul. 25, 2024	Jun. 30, 2024	Feb. 27, 2024	Feb. 13, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Liabilities, convertible preferred stock, and stockholders' deficit
Ordinary shares, par value (in dollars per share)								$ 0.001
Convertible preferred stock, shares outstanding								4,939,946
Temporary Equity, Redemption Price Per Share				$ 11.56
Stockholders' deficit
Preferred stock, par value	$ 0.0001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.001					$ 0.001
Ordinary shares, shares authorized (in shares)	210,000,000		6,594,946					6,594,946
Ordinary shares, shares issued (in shares)	14,535,136							786,510
Total	14,535,136							779,908
CIK0001838821_ARYA Sciences Acquisition Corp IV
Stockholders' deficit
Preferred stock, par value					$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized					1,000,000			1,000,000		1,000,000
Preference shares, shares issued (in shares)					0			0		0
Preference shares, shares outstanding (in shares)					0			0		0
Common stock, par value (in dollars per share)							$ 0.01
Class A ordinary shares
Stockholders' deficit
Common stock, par value (in dollars per share)		0.0001
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Liabilities, convertible preferred stock, and stockholders' deficit
Ordinary shares, par value (in dollars per share)					$ 0.0001			$ 0.0001		$ 0.0001
Convertible preferred stock, shares outstanding					3,300,016			3,690,831		14,950,000
Temporary Equity, Redemption Price Per Share					$ 11.47			$ 10.97		$ 10.30
Stockholders' deficit
Common stock, par value (in dollars per share)					$ 0.0001		0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)					479,000,000			479,000,000		479,000,000
Ordinary shares, shares issued (in shares)					499,000			499,000		499,000
Total					499,000			499,000		499,000
Class B ordinary shares
Stockholders' deficit
Common stock, par value (in dollars per share)		$ 0.0001
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Stockholders' deficit
Preferred stock, par value							$ 0.001
Common stock, par value (in dollars per share)					$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)					20,000,000			20,000,000		20,000,000
Ordinary shares, shares issued (in shares)					3,737,500	3,737,500		3,737,500	3,737,500	3,737,500
Total					3,737,500	3,737,500		3,737,500	3,737,500	3,737,500